WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 10, 2013 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

The following information supplements and replaces any information to the contrary in the Statement of Additional Information that appears in the section titled “Management of the Funds — Officers” for each of the funds listed in Schedule A:

Name, Year of Birth and Position with Corporation	Term of Office and Length of Time Served(a)	Principal Occupations During the Past 5 Years	Number of Funds in Fund Complex Overseen(b)	Other Directorships Held
Officers(c)
Kenneth D. Fuller (1958) President and Chief Executive Officer	Served since 2013	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 162 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (formerly a registered investment adviser) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President—Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).	N/A	N/A

Name, Year of Birth and Position with Corporation	Term of Office and Length of Time Served(a)	Principal Occupations During the Past 5 Years	Number of Funds in Fund Complex Overseen(b)	Other Directorships Held
Richard F. Sennett (1970) Principal Financial Officer and Treasurer	Served since 2011 and since 2013	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007).	N/A	N/A
Todd F. Kuehl (1969) Chief Compliance Officer	Served since 2007	Managing Director of Legg Mason & Co. (since 2011); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Chief Compliance Officer of Legg Mason Private Portfolio Group (prior to 2010); Branch Chief, Division of Investment Management, U.S. Securities and Exchange Commission (2002 to 2006).	N/A	N/A
Robert I. Frenkel (1954) Secretary and Chief Legal Officer 100 First Stamford Place Stamford, CT 06902	Served since 2009	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).	N/A	N/A

(a)

Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified. Each of the Directors of the Corporation holds office until his or her successor shall have been duly elected and shall qualify, subject to prior death, resignation, retirement, disqualification or removal from office and applicable law.

(b)

In addition to overseeing the eleven funds of the Corporation, each Director also serves as a Director of Western Asset Income Fund and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same Fund Complex as the Corporation.

(c)	Each officer of the Corporation is an “interested person” (as defined above) of the Corporation.

SCHEDULE A

WESTERN ASSET FUNDS, INC.

Fund	Date of SAI
Western Asset Asian Opportunities Fund	March 1, 2013
Western Asset Core Bond Fund	May 1, 2013
Western Asset Core Plus Bond Fund	May 1, 2013
Western Asset Enhanced Equity Fund	May 1, 2013
Western Asset Global Government Bond Fund	May 1, 2013
Western Asset Global Multi-Sector Fund	May 1, 2013
Western Asset High Yield Fund	May 1, 2013
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2013
Western Asset Intermediate Bond Fund	May 1, 2013
Western Asset Macro Opportunities Fund	August 30, 2013
Western Asset Total Return Unconstrained Fund	May 1, 2013

Please retain this supplement for future reference.

WASX016082

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